Consolidated Statement of Changes in Equity - ARS ($) $ in Millions	Issued capital [member]	Adjustment To Share Capital [Member]	Treasury shares [member]	Adjustment To Treasury Stock [Member]	Additional paid-in capital [member]	Cost Treasury Stock [Member]	Legal Reserves [Member]	Voluntary Reserve [Member]	Other reserves [member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2022	$ 875	$ 976,795	$ 31	$ 21,043	$ 13,388	$ (80,048)	$ 67,666	$ 655,278		$ (7,243)	$ (275,503)	$ 1,372,282
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-based compensation plan									120			120
Payment of Other Reserve Constitution - Share-based compensation plan		97		(97)	120				(120)
Other comprehensive results										(2,695)		(2,695)
Income for the year											251,768	251,768
Ending balance, value at Dec. 31, 2023	875	976,892	31	20,946	13,508	(80,048)	67,666	655,278		(9,938)	(23,735)	1,621,475
IfrsStatementLineItems [Line Items]
Other Reserve Constitution - Share-based compensation plan									79			79
Payment of Other Reserve Constitution - Share-based compensation plan		54		(54)	79				(79)
Other comprehensive results										2,991		2,991
Income for the year											357,981	357,981
Ending balance, value at Dec. 31, 2024	875	976,946	31	20,892	13,587	(80,048)	67,666	655,278		(6,947)	334,246	1,982,526
IfrsStatementLineItems [Line Items]
Ordinary Shareholders’ Meeting held on April 28, 2025: Appropiation of reserves (Note 37)							17,899	316,347			(334,246)
Other comprehensive results										1,144		1,144
Income for the year											239,236	239,236
Ending balance, value at Dec. 31, 2025	$ 875	$ 976,946	$ 31	$ 20,892	$ 13,587	$ (80,048)	$ 85,565	$ 971,625		$ (5,803)	$ 239,236	$ 2,222,906